Long-Term Borrowing (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 CNY (¥)
Long-Term Borrowing [Line Items]
Maturing year	1 year	1 year
Loan amount				¥ 4,000,000	$ 558,768	¥ 5,000,000
Interest rate of long term debt				3.10%	3.10%	4.15%
Remaining balance				¥ 3,920,000	$ 547,593
Outstanding	¥ 4,000,000	$ 558,768
Interest expenses	¥ 56,333	$ 7,869	¥ 90,188
Long Term Loan [Member]
Long-Term Borrowing [Line Items]
Debt repaid				¥ 40,000	$ 5,588